Related Party Transactions and Balances (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions
Loans to an equity investee	[1]	¥ 270,000
Funds (from)/to the Entity	[2]	192,575	¥ (58,101)	¥ (696,624)
Purchases of goods and services		118,191	124,018	172,506
Investment income and interest income		42,399	34,344	48,069
Debt instrument face value		¥ 4,849,993	¥ 95,692
Loans to an entity [Member]
Related Party Transactions
Related party transaction interest rate		3.60%	3.95%
Effective interest rate		4.50%
Equity Method Investee [Member]
Related Party Transactions
Debt instrument face value		¥ 270,000
Investment Fund [Member]
Related Party Transactions
Amounts due from related parties	[3]	37,519	¥ 37,519
Entity [Member]
Related Party Transactions
Amounts due from related parties	[2]	¥ 817,400	609,823
Related party transaction, Description of transaction		The Company established the Entity with an independent third party and two entities controlled by Mr. Rui Chen and Ms. Ni Li, respectively, to acquire the land use rights for a parcel of land in Shanghai for construction.
Other Investees [Member]
Related Party Transactions
Amounts due from related parties		¥ 20,043	139,335
Related Party [Member]
Related Party Transactions
Sales of goods and services		17,823	12,033	¥ 12,740
Amounts due from related parties		874,962	786,677
Amounts due to related parties	[4]	¥ 16,113	¥ 4,549

[1]	In 2025, the Company provided interest-bearing loans of RMB270.0 million to an equity investee, which is non-trade in nature, with annual interest rate of 4.50%.
[2]	The Company established the Entity with an independent third party and two entities controlled by Mr. Rui Chen and Ms. Ni Li, respectively, to acquire the land use rights for a parcel of land in Shanghai for construction. The balance as of December 31, 2024 and 2025 represents interest-bearing loans and interest expenses related to the Entity, which are non-trade in nature. The annual interest rates of the loans were 3.95% and 3.60% as of December 31, 2024 and 2025, respectively.
[3]	The balances due from the investment fund, of which the Company is the limited partner, as of December 31, 2024 and December 31, 2025 were consideration receivables related to the equity investments transferred, which is non-trade in nature.
[4]	The balances as of December 31, 2024 and 2025 mainly represent the payables in trade nature.